Stockholders' Equity (Deficit) (Details Textual) (USD $)	12 Months Ended						12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended				12 Months Ended																											1 Months Ended	12 Months Ended				12 Months Ended			12 Months Ended		1 Months Ended		3 Months Ended	12 Months Ended			12 Months Ended								1 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Mar. 25, 2011	Aug. 16, 2010	Aug. 03, 2010	Dec. 31, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Jan. 31, 2012 Warrant [Member]	Dec. 31, 2012 Warrant [Member]	Jan. 27, 2014 Subsequent Event [Member]	Feb. 28, 2014 Subsequent Event [Member] Common Stock [Member]	Dec. 31, 2013 Stock Options Granted To Board Of Directors and Executive Officers For Future Services [Member]	Dec. 31, 2013 Stock Options Granted To Board Of Directors and Executive Officers For Future Services [Member] One Year Period [Member]	Dec. 31, 2013 Stock Options Granted To Board Of Directors and Executive Officers For Future Services [Member] Four Year Period [Member]	Dec. 31, 2013 Chief Executive Officer [Member]	Dec. 31, 2012 Chairman [Member]	Dec. 31, 2013 Third Party Consultant One [Member]	Dec. 31, 2012 Third Party Consultant One [Member]	Dec. 31, 2013 Third Party Consultant Two [Member]	Dec. 31, 2013 Directors, Consultants And Employees [Member]	Dec. 31, 2012 Directors, Consultants And Employees [Member]	Dec. 31, 2013 Restricted Stock [Member]	Dec. 31, 2012 Restricted Stock [Member]	Dec. 31, 2013 Restricted Stock [Member] Stock Option Grants To Two Advisors For Future Services [Member]	Dec. 31, 2013 Restricted Stock [Member] Chief Executive Officer [Member]	Dec. 31, 2012 Restricted Stock [Member] Chief Executive Officer [Member]	Dec. 31, 2013 Employee Stock Option [Member]	Dec. 31, 2012 Employee Stock Option [Member]	Dec. 31, 2013 Employee Stock Option [Member] Chief Executive Officer [Member]	Dec. 31, 2012 Employee Stock Option [Member] Chief Executive Officer [Member]	Dec. 31, 2012 Employee Stock Option [Member] Chief Operating Officer [Member]	Dec. 31, 2013 Employee Stock Option [Member] Vendor [Member]	Dec. 31, 2012 Employee Stock Option [Member] Vendor [Member]	Dec. 31, 2013 Employee Stock Option [Member] Employees [Member]	Dec. 31, 2012 Employee Stock Option [Member] Employees [Member]	Dec. 31, 2013 Employee Stock Option [Member] Employees One [Member]	Dec. 31, 2013 Employee Stock Option [Member] Employees One [Member] Maximum [Member]	Dec. 31, 2013 Employee Stock Option [Member] Employees One [Member] Minimum [Member]	Dec. 31, 2013 Restricted Stock Units (RSUs) [Member] Board Of Directors [Member]	Dec. 31, 2013 2008 Equity Incentive Plan [Member]	Oct. 30, 2013 2008 Equity Incentive Plan [Member]	Jun. 08, 2012 Series A Preferred Stock 2011 [Member]	Dec. 31, 2013 Series A Preferred Stock 2011 [Member]	Dec. 31, 2012 Series A Preferred Stock 2011 [Member]	Dec. 31, 2011 Series A Preferred Stock 2011 [Member]	Nov. 18, 2011 Series A Preferred Stock 2011 [Member]	Dec. 31, 2013 Series B Preferred Stock 2010 [Member]	Dec. 31, 2012 Series B Preferred Stock 2010 [Member]	Aug. 03, 2010 Series B Preferred Stock 2010 [Member]	Dec. 31, 2013 Series B Preferred Stock 2010 [Member] Common Stock [Member]	Dec. 31, 2012 Series B Preferred Stock 2010 [Member] Common Stock [Member]	Jul. 31, 2012 Series C Preferred Stock 2011 [Member]	Mar. 25, 2011 Series C Preferred Stock 2011 [Member]	Sep. 30, 2012 Series D Preferred Stock 2012 [Member]	Dec. 31, 2013 Series D Preferred Stock 2012 [Member]	Dec. 31, 2012 Series D Preferred Stock 2012 [Member]	Apr. 24, 2012 Series D Preferred Stock 2012 [Member]	Dec. 31, 2013 Series A Preferred Stock [Member]	Dec. 31, 2012 Series A Preferred Stock [Member]	Dec. 31, 2013 Series B Preferred Stock [Member]	Dec. 31, 2012 Series B Preferred Stock [Member]	Dec. 31, 2013 Series D Preferred Stock [Member]	Dec. 31, 2012 Series D Preferred Stock [Member]	Dec. 31, 2013 Series B Convertible Preferred Stock [Member]	Dec. 31, 2012 Series B Convertible Preferred Stock [Member]	Feb. 28, 2014 Series B Convertible Preferred Stock [Member] Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Preferred stock, shares authorized																																															10,000,000			4,000,000				1,000,000				350,000							4,000,000	4,000,000
Preferred stock, par value (in dollars per share)				$ 0.0001																																											$ 0.0001			$ 1								$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Liquidation Preference Per Share																																															$ 1											$ 10.00
Reverse Stock Split Ratio			1-for-52.4846
Conversion of Stock, Shares Converted																																													5,356,000											350,000											25,000
Conversion Blocker Percentage											9.90%																																	9.99%
Shares issued in connection with convertible Series B preferred stock												1,587																																1,785,333									1,879			1,166,667
Derivative Liability, Fair Value, Gross Liability	$ 1,244,351		$ 153,776																																									$ 105,900		$ 191,630
Preferred stock, shares outstanding																																												177,906	7,006,000								14,797												976,250	2,076,250
Number Of Shares In Each Unit																																																		100,000
Number Of Warrants In Each Unit						3,176
Number Of Shares In Each Share On Conversion				0.12702		0.0635
Fully Vested Common Stock Shares Granted During Period																233,333	300,000		110,667	1,333
Common Stock Granted Fair Value																437,500	1,487,500		610,400	4,000
Share Based Compensation	2,147,763		3,586,431																		805,238	2,140,947						1,342,525	1,445,484
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross										533,333																400,000	400,000				275,667	33,333		31,667		22,035	144,333
Conversion of Stock, Description																																																							During the third quarter of 2012, our Board amended the conversion rights on the 2012 Series D PS such that it became convertible immediately prior to the closing of a Combined Transaction or the occurrence of the Liquidation Event, both as defined in the Certificate of Designation, as amended.
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number													69,000	66,666	140,000									16,666
Derivative Liability, Fair Value, Net																													134,664															1,472,094
Common Stock, Conversion Basis																																																									shares at a rate of 3.33 shares of common for each share of 2012 Series D PS
Change in fair value of derivative liability - convertible notes payable	149,398		28,244																																									47,876
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period																								22 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	0		0																					720,000
Allocated Share-based Compensation Expense																437,500	1,487,500	30,450	579,950				270,000	60,000						291,525	543,948	3,100	19,563	13,070	9,158	11,904	35,490			21,083
Debt Instrument, Convertible, Conversion Price					$ 0.30
Number of Shares, Vested	403,722																	4,500							5,556	150,000	33,333
Weighted Average Exercise Price, Granted	$ 3.04																														$ 3.00	$ 3.00		$ 3.00		$ 3.00		$ 4.50	$ 3.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	5,250		0																												1,289,250	3,150	48,935			0	384,387
Payments for Fees																		3,000
Stock Issued During Period, Shares, Issued for Services																		18,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value			25,000						43,042									35,100							16,667
Professional Fees																		25,538		4,000					16,667
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Expected To Vest																		13,500
Proceeds from Issuance of Preferred Stock and Preference Stock																																													1,361,000
Preferred Stock, Shares Issued																																													1,361,000																				976,250	2,076,250
Convertible Notes Payable, Current																																													800,000
Debt Conversion, Converted Instrument, Shares Issued																																													1,600,000
Payments of Stock Issuance Costs																																														27,282
Stock Shares Issued To Be Converted																																													2,335,333
Stock Shares Issued To Be Converted Percentage																																													86.00%
Number Of Shares Under Price Protection Feature																																													7,006,000
Percentage Of Ownership Of Investors																																											9.99%
Stock Issued During Period, Shares, Conversion of Convertible Securities								490,698
Derivative Liability Reclassified Amount																																													1,992,934
Change in Unrealized Gain (Loss) on Fair Value Hedging Instruments																																													2,089,744
Common Stock, Shares Authorized	650,000,000		650,000,000
Common Stock, Par or Stated Value Per Share	$ 0.0001		$ 0.0001				$ 0.0001	$ 0.0001
Warrants Issued On Settlement Of Debt			25,000
Warrants Issued On Reverse Split			8,333
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options, Weighted Average Exercise Price			$ 3.00							$ 3.00
Share Based Compensation Arrangement By Share Based Payment Award Vesting Over Six Month Period																																		10,000
Share Based Compensation Arrangement By Share Based Payment Award Vesting Over Two Year Period																																		16,667
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Exercises In Period	0																																	5,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options																												1,002,764
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition																							4 years 3 months 18 days					3 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value																								$ 1.80				$ 2.66
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Total																							620,979
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	502,663	[1]																																						183,331
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value																																								$ 3.45
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Grants In Period Grant Date Fair Value																																								632,500
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Vesting Terms																									The restricted stock vests quarterly over a three year period with the first vesting date being December 31, 2013, subject to continued service on each applicable vesting date. Additionally, the restricted stock will automatically vest under certain circumstances including in the event of a change of control of the Company.															The RSUs vest annually over a five year period with the first vesting date being October 31, 2014, subject to continued service on each applicable vesting date. Additionally, the RSUs will automatically vest under certain circumstances including in the event of a change of control of the Company.
Conversion Of Series Preferred Stock To Common Stock Share							59,302	2,276,031																																				59,302															(177,906)	(6,828,094)	0	0	0	0
Conversion of Stock, Conversion Price																																												$ 3,333				$ 0.0635	$ 0.0635																		$ 0.0635
Conversion Of Series B Preferred Stock To Common Stock Share							69,864	34,931																																								1,100,000	550,000		69,864	34,931							0	0	(1,100,000)	(550,000)	0	0
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																																									284,296	250,000
Dividend Arising From Beneficial Conversion Feature			$ 191,630					$ 0																																																				$ 0		$ 0		$ 0

[1]	Includes 183,331 RSUS granted, but not considered issued or outstanding until vested.